Financial Instruments (Schedule of Composition of Derivatives) (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	€ 78	€ 94
Derivatives presented under non-current assets	10,238	5,162
Derivatives presented under current liabilities	1,378	766
Derivatives presented under non-current liabilities	(8,336)	(7,263)
Financial power swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under non-current assets	10,238	4,967
Forward contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	66
Derivatives presented under non-current assets		92
Derivatives presented under non-current liabilities		(344)
Currency swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	12	94
Derivatives presented under non-current assets		103
Derivatives presented under non-current liabilities	(144)
Swap contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current liabilities	(1,378)	(766)
Derivatives presented under non-current liabilities	€ (8,192)	€ (6,919)